Summary of Significant Accounting Policies Foreign Currency (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Foreign Currency [Abstract]
Foreign exchange (losses) gains, net	$ 6,927	$ 20,701	$ 28,785